Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	FLEXIBLE SOLUTIONS INTERNATIONAL INC.
Entity Central Index Key	0001069394
Entity Tax Identification Number	71-1630889
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	6001 54 Ave.
Entity Address, City or Town	Taber
Entity Address, Country	CA
Entity Address, Postal Zip Code	T1G 1X4
City Area Code	(403)
Local Phone Number	223-2995
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6001 54 Ave.
Entity Address, City or Town	Taber
Entity Address, Country	CA
Entity Address, Postal Zip Code	T1G 1X4
City Area Code	(403)
Local Phone Number	223-2995
Contact Personnel Name	Daniel B. O’Brien